Stock-Based Compensation Plans and Arrangements - Restricted Stock and Performance Stock Unit Activity (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average period for total unrecognized compensation cost	1 year 9 months 18 days
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of shares vested	$ 592	$ 1,189	$ 663
Unrecognized compensation cost	7
Weighted average period for total unrecognized compensation cost	1 month 6 days
Restricted Stock Units and Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	6,159
Total fair value of restricted stock units that vested and converted to common stock	$ 6,415	$ 2,656	$ 62
Weighted average period for total unrecognized compensation cost	1 year 9 months 18 days